Schedule of reconciliation of reportable segments (Details) ₨ in Thousands, $ in Thousands	12 Months Ended
	Mar. 31, 2024 USD ($)	Mar. 31, 2024 INR (₨)	Mar. 31, 2023 INR (₨)	Mar. 31, 2022 INR (₨)
Segment Information
Revenue as per IFRS - Rendering of services	$ 43,002	₨ 3,583,798	₨ 3,405,548	₨ 1,817,392
Other Revenue	7,273	606,099	421,717	171,984
Total Revenue	$ 50,275	₨ 4,189,897	₨ 3,827,265	₨ 1,989,376